Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net loss	$ (1,521,000)	$ (2,262,000)	$ (15,506,000)	$ (15,604,000)
Adjustments to reconcile net loss to net cash used in operating activities
Allocations of corporate overhead		1,264,000	11,259,000	6,510,000
Stock-based compensation expense			237,000	467,000
Provision for bad debts	68,000	79,000	47,000	440,000
Amortization of intangibles	142,000	123,000	524,000	348,000
Depreciation expense		1,000	2,000	1,000
Loss on marketable securities		43,000
Realized gain on marketable securities			(305,000)	(50,000)
Unrealized loss on marketable securities				6,000
Changes in operating assets and liabilities
Accounts receivable	99,000	390,000	(398,000)	(526,000)
Prepaid expenses	(75,000)	(59,000)	183,000	(56,000)
Other current assets				(1,000)
Accounts payable and accrued expenses	238,000	(473,000)	(372,000)	536,000
Other current liabilities	(139,000)	1,000	7,000	445,000
Net Cash Used in Operating Activities	(1,188,000)	(893,000)	(4,322,000)	(7,484,000)
Cash Flows from Investing Activities
Proceeds from the sale of marketable securities			397,000
Net cash received from acquisition	955,000
Purchase of software		(149,000)	(572,000)	(748,000)
Net Cash Provided by (Used in) Investing Activities	955,000	(149,000)	(175,000)	(748,000)
Cash Flows from Financing Activities
Cash transfer from parent, net			4,497,000	8,194,000
Proceeds from issuance of series B preferred stock	4,725,000
Intercompany Due To (From) SRAX, Inc.	357,000	1,045,000
Net Cash Provided by Financing Activities	5,082,000	1,045,000	4,497,000	8,194,000
Net increase in Cash	4,849,000	3,000		(38,000)
Cash, Beginning of Period	1,000	1,000	1,000	39,000
Cash, End of Period	4,850,000	4,000	1,000	1,000
Supplemental schedule of cash flow information
Cash paid for interest
Cash paid for taxes
Supplemental schedule of noncash investing and financing activities
Deemed dividend on series B convertible preferred stock	5,775,000
Fair value of warrants issued to SRAX, Inc. debenture holders	885,000
Assets Retained by Parent	597,000
Shares issued for the acquisition	$ 832,000